Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity

	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
March 31, 2018
Corporate debt securities	$4,744,328	$-	$-	$4,744,328
Total	$4,744,328	$-	$-	$4,744,328

March 31, 2017
Corporate debt securities	$-	$-	$-	$-
Total	$-	$-	$-	$-

Investment securities [Member]
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity

Periods	March 31, 2018	March 31, 2017
Due in one year or less	$4,744,328	$-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$4,744,328	$-